Annual

[GRAPHIC OMITTED]

SEPTEMBER 30, 2002

Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OF ROGER A. BAYSTON OMITTED]

ROGER A. BAYSTON
PORTFOLIO MANAGER
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

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




SHAREHOLDER LETTER



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN STRATEGIC MORTGAGE PORTFOLIO SEEKS TO OBTAIN A HIGH LEVEL OF TOTAL RETURN RELATIVE TO THE PERFORMANCE OF THE GENERAL MORTGAGE SECURITIES MARKET BY INVESTING AT LEAST 80% OF ITS NET ASSETS IN A PORTFOLIO OF MORTGAGE SECURITIES CREATED FROM POOLS OF MORTGAGES WHICH ARE ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Strategic Mortgage Portfolio covers the fiscal year ended September 30, 2002. The year under review was full of economic and market volatility, investor skepticism and geopolitical concerns. We began the period in the aftermath of September 11, endured the uncertainties of the new war on terrorism, and ended with the possibility of major military action in Iraq. Meanwhile, revelations regarding corporate operations and financial disclosure added to investors' mounting tensions. However, perhaps the most important set of uncertainties stemmed from the speed and trajectory of economic activity.


1. U.S. government securities owned by the Fund or held under repurchase agreement, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest. Yields and share price are not guaranteed and will fluctuate with market conditions.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 8.

CONTENTS

Shareholder Letter .......... 1

Performance Summary ......... 5

Financial Highlights &
Statement of Investments .... 7

Financial Statements ........12

Notes to
Financial Statements ........15

Independent
Auditors' Report ............18

Tax Designation .............19

Board Members
and Officers ................20



[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income Tax Free Income

WHAT IS A MORTGAGE PASS-THROUGH SECURITY?
A MORTGAGE PASS-THROUGH SECURITY REPRESENTS POOLED MORTGAGES THAT ARE REPACKAGED INTO A SECURITY AND SOLD TO INVESTORS. SUCH SECURITIES PASS MORTGAGE HOLDER PRINCIPAL AND INTEREST PAYMENTS FROM THE ORIGINATING FINANCIAL INSTITUTIONS THROUGH A GOVERNMENT AGENCY OR SOME OTHER INTERMEDIARY AND THEN TO INVESTORS.



During the fourth quarter of 2001, the Federal Reserve Board reduced short-term interest rates three times, to a 41-year low of 1.75%, in efforts to stimulate the economy out of a mild recession. Many businesses and consumers used the opportunity to borrow new money or refinance old debt at more attractive rates. Lower interest rates pushed mortgage rates lower too, and helped keep the housing market strong. Attractive interest rates, combined with American consumers' propensity to spend, helped U.S. gross domestic product to grow at a 3.0% annualized rate during the first nine months of the reporting period. The financial markets reflected an economic recovery that was barely holding on by the end of 2002's third quarter: GDP growth was estimated at a respectable 3.1% annualized, but much of this gain came at the beginning of the third quarter and petered out by the end.

Ongoing, substantial equity market volatility pushed many investors out of stocks as they searched for safety and higher quality assets, causing most bond types to rise in price. The securities in the Fund benefited from this trend. Within this environment, Franklin Strategic Mortgage Portfolio delivered a +7.79% cumulative total return for the year ended September 30, 2002, as shown in the Performance Summary beginning on page 5. In comparison, the Fund's benchmark, the Salomon Brothers Mortgage-Backed Securities Index, returned 7.49% during the same time.2 The Fund's return reflects the deduction of management fees and expenses, while indexes do not have such costs. Over the long term, the Fund has also delivered solid returns, as shown in the Performance Summary.





2. Source: Standard & Poor's Micropal. The unmanaged Salomon Brothers Mortgage-Backed Securities Index is a total return index that includes 178 GNMA, FNMA and FHLMC issues. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PORTFOLIO BREAKDOWN
Based on Total Long-Term Investments

                                          9/30/02      9/30/01
--------------------------------------------------------------------------------

30-Year Mortgage Pass-Throughs            50.40%        42.06%

Manufacturing Housing ABS                 15.56%         7.94%

Adjustable Rate Mortgage                  13.92%        37.72%

15-Year Mortgage Pass-Throughs            11.05%        12.01%

Balloon Mortgage Pass-Throughs             0.00%         0.02%

Cash & Equivalents                         9.07%         0.25%



With lower interest and mortgage rates in the economy, the mortgage market experienced increasing prepayments as borrowers refinanced their loans. This has resulted in principal returning sooner to the portfolio during this part of the cycle. While this cash flow must be invested at lower market yields, the portfolio's interest rate risk has declined over the period as its cash flows have shortened, leaving investors with less exposure to interest rate movements.

Earlier in the year, our relative value process resulted in the portfolio's increased weighting in lower-coupon securities. This allocation enhanced performance, as we found lower coupon bonds providing some of the highest absolute returns. Late in 2002's third quarter, however, our process began to find some more attractive, moderately higher-coupon securities, so we began investing in that market segment. We continually search the breadth of the mortgage-backed securities market for opportunities, employing our broad experience to understand each security's value and risk profile. This collective knowledge, compiled over the past 18 years and across multiple prepayment cycles, is proving invaluable these days, and we believe it is helping to build solid long-term performance for shareholders.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS*
10/1/01-9/30/02

                            DIVIDEND
MONTH                      PER SHARE
--------------------------------------------------------------------------------

October                  5.2676 cents

November                 4.6283 cents

December                 4.8983 cents

January                  5.2646 cents

February                 4.9817 cents

March                    4.4456 cents

April                    5.7092 cents

May                      5.1432 cents

June                     4.8394 cents

July                     5.0994 cents

August                   4.5797 cents

September                4.6976 cents

--------------------------------------------------------------------------------
TOTAL                   59.5546 CENTS



*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

A NOTE ABOUT
DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301.
AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS
ON OUR WEBSITE.

Looking forward, we continue to be positive for the long term on the mortgage markets and the strength of Franklin Strategic Mortgage Portfolio. We believe the portfolio is well positioned, and will continue to use our comprehensive risk management systems as we seek to provide investors with the highest possible level of total return compared with the benchmark.

Sincerely,


/S/ ROGER A. BAYSTON


Roger A. Bayston
Portfolio Manager
Franklin Strategic Mortgage Portfolio




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 9/30/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF THE FUND'S OPERATING EXPENSES. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.





PRICE AND DISTRIBUTION INFORMATION



CLASS A                        CHANGE         9/30/02   9/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.09         $10.36    $10.27
DISTRIBUTIONS (10/1/01-9/30/02)
Dividend Income                 $0.595546
Short-Term Capital Gain         $0.082300
--------------------------------------------------------------------------------
      Total                     $0.677846


PERFORMANCE

                                                       INCEPTION
CLASS A                               1-YEAR   5-YEAR  (2/1/93)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +7.79%   +45.24%  +99.44%
Average Annual Total Return(2)        +3.17%    +6.82%   +6.93%

Distribution Rate(3)             5.11%
30-Day Standardized Yield(4)     4.30%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns would be lower. The Fund's manager agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases yield, total return and distribution rate to shareholders. Without this waiver, the Fund's total return and distribution rate would have been lower and yield for the period would have been 4.11%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum sales charge.
3. Distribution rate is based on an annualization of September's 4.6976 cent per share monthly dividend and the maximum offering price per share of $10.82 on 9/30/02.
4. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/02.


Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    9/30/02
----------------------------------
1-Year                      +3.17%

5-Year                      +6.82%

Since Inception (2/1/93)    +6.93%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE, FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED INTEREST. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (2/1/93-9/30/02)
------------------------

                                  SALOMON BROTHERS
          FRANKLIN STRATEGIC      MORTGAGE-BACKED
          MORTGAGE PORTFOLIO    SECURITIES INDEX(5)
          ------------------    -------------------
2/1/93            $9,579               $10,000
2/28/93           $9,721               $10,092
3/31/93           $9,780               $10,153
4/30/93           $9,839               $10,222
5/31/93           $9,859               $10,268
6/30/93          $10,008               $10,366
7/31/93          $10,014               $10,410
8/31/93          $10,130               $10,453
9/30/93          $10,166               $10,462
10/31/93         $10,215               $10,497
11/30/93         $10,133               $10,478
12/31/93         $10,231               $10,556
1/31/94          $10,350               $10,663
2/28/94          $10,188               $10,595
3/31/94           $9,985               $10,335
4/30/94           $9,933               $10,270
5/31/94           $9,959               $10,306
6/30/94           $9,926               $10,279
7/31/94          $10,110               $10,479
8/31/94          $10,139               $10,502
9/30/94          $10,003               $10,361
10/31/94          $9,979               $10,358
11/30/94          $9,953               $10,321
12/31/94         $10,044               $10,407
1/31/95          $10,249               $10,641
2/28/95          $10,512               $10,912
3/31/95          $10,547               $10,956
4/30/95          $10,686               $11,102
5/31/95          $11,034               $11,461
6/30/95          $11,101               $11,522
7/31/95          $11,117               $11,545
8/31/95          $11,229               $11,651
9/30/95          $11,330               $11,756
10/31/95         $11,447               $11,656
11/30/95         $11,572               $12,004
12/31/95         $11,707               $12,153
1/31/96          $11,804               $12,246
2/29/96          $11,710               $12,149
3/31/96          $11,658               $12,108
4/30/96          $11,628               $12,052
5/31/96          $11,592               $12,037
6/30/96          $11,728               $12,191
7/31/96          $11,782               $12,240
8/31/96          $11,779               $12,242
9/30/96          $11,974               $12,448
10/31/96         $12,207               $12,689
11/30/96         $12,377               $12,864
12/31/96         $12,330               $12,808
1/31/97          $12,415               $12,917
2/28/97          $12,438               $12,931
3/31/97          $12,393               $12,823
4/30/97          $12,570               $13,018
5/31/97          $12,680               $13,139
6/30/97          $12,808               $13,290
7/31/97          $13,013               $13,536
8/31/97          $13,004               $13,512
9/30/97          $13,153               $13,673
10/31/97         $13,281               $13,820
11/30/97         $13,313               $13,867
12/31/97         $13,437               $13,994
1/31/98          $13,564               $14,124
2/28/98          $13,595               $14,166
3/31/98          $13,644               $14,221
4/30/98          $13,713               $14,301
5/31/98          $13,810               $14,401
6/30/98          $13,890               $14,464
7/31/98          $13,952               $14,535
8/31/98          $14,097               $14,668
9/30/98          $14,298               $14,844
10/31/98         $14,301               $14,827
11/30/98         $14,389               $14,896
12/31/98         $14,452               $14,970
1/31/99          $14,537               $15,073
2/28/99          $14,465               $15,018
3/31/99          $14,548               $15,121
4/30/99          $14,611               $15,195
5/31/99          $14,515               $15,093
6/30/99          $14,476               $15,059
7/31/99          $14,392               $14,956
8/31/99          $14,382               $14,947
9/30/99          $14,628               $15,201
10/31/99         $14,692               $15,282
11/30/99         $14,705               $15,294
12/31/99         $14,667               $15,244
1/31/00          $14,553               $15,126
2/29/00          $14,716               $15,305
3/31/00          $14,865               $15,469
4/30/00          $14,886               $15,476
5/31/00          $14,901               $15,489
6/30/00          $15,210               $15,823
7/31/00          $15,314               $15,925
8/31/00          $15,551               $16,160
9/30/00          $15,739               $16,333
10/31/00         $15,857               $16,454
11/30/00         $16,098               $16,698
12/31/00         $16,417               $16,965
1/31/01          $16,651               $17,228
2/28/01          $16,748               $17,322
3/31/01          $16,861               $17,435
4/30/01          $16,878               $17,454
5/31/01          $16,975               $17,562
6/30/01          $17,046               $17,587
7/31/01          $17,332               $17,914
8/31/01          $17,481               $18,077
9/30/01          $17,723               $18,343
10/31/01         $17,952               $18,592
11/30/01         $17,841               $18,421
12/31/01         $17,791               $18,355
1/31/02          $17,955               $18,535
2/28/02          $18,132               $18,737
3/31/02          $17,943               $18,548
4/30/02          $18,296               $18,893
5/31/02          $18,425               $19,031
6/30/02          $18,585               $19,185
7/31/02          $18,805               $19,401
8/31/02          $18,944               $19,572
9/30/02          $19,103               $19,715
------------------------------------------------

5. Source: Standard & Poor's Micropal. The Salomon Brothers Mortgage-Backed Securities Index is a total return index that includes 178 CNMA, FNMA and FHLMC issues.

Past performance does not guarantee future results.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Highlights

                                                                       YEAR ENDED SEPTEMBER 30,
                                                       ---------------------------------------------------
                                                          2002      2001       2000      1999      1998
                                                       ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................    $10.27    $ 9.77      $9.74     $10.14    $ 9.96
                                                       ----------------------------------------------------
Income from investment operations:
 Net investment income ...............................      .488      .657       .663       .627      .660
 Net realized and unrealized gains (losses) ..........      .280      .539       .043      (.400)     .179
                                                       ----------------------------------------------------
Total from investment operations .....................      .768     1.196       .706       .227      .839
                                                       ----------------------------------------------------
Less distributions from:
 Net investment income ...............................     (.596)    (.693)     (.676)     (.627)    (.659)
 Realized capital gain ...............................     (.082)                  --         --        --
                                                       ----------------------------------------------------
Total distributions ..................................     (.678)    (.693)     (.676)     (.627)    (.659)
                                                       ----------------------------------------------------
Net asset value, end of year .........................    $10.36    $10.27      $9.77      $9.74    $10.14
                                                       ====================================================
Total return(a) ......................................     7.79%    12.60%      7.60%      2.30%     8.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $407,701  $188,330    $49,572    $32,877   $14,551
Ratios to average net assets:
 Expenses ............................................      .25%       --%        --%        --%       --%
 Expenses excluding waiver and payments by affiliate .      .54%      .64%       .63%       .70%      .78%
 Net investment income ...............................     4.78%     5.98%      6.87%      6.32%     6.56%
Portfolio turnover rate(b) ...........................    87.47%    87.91%     42.00%     41.72%    38.15%





a Total return does not reflect sales commissions and is not annualized for periods less than one year.
b The portfolio turnover rate excludes mortgage dollar roll transactions.

                       See notes to financial statements.

                                                                               7
                                                                           PAGE>


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002

                                                                                    PRINCIPAL
                                                                                       AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 91.7%
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 11.4%
 FHLMC, 4.50%, 4/01/17 .........................................................   $  217,750  $  220,924
 FHLMC, 4.975%, 9/01/27 ........................................................      883,592     913,838
aFHLMC, 6.00%, 10/01/30 ........................................................   11,631,187  11,965,584
 FHLMC, 6.09%, 5/01/30 .........................................................    2,637,544   2,756,017
 FHLMC, 6.50%, 3/01/09-6/01/32 .................................................      452,790     470,772
 FHLMC, 6.969%, 10/01/18 .......................................................    1,043,225   1,097,410
 FHLMC, 7.00%, 6/01/09-4/01/32 .................................................    5,474,038   5,717,890
 FHLMC, 7.262%, 4/01/24 ........................................................    1,033,742   1,084,778
 FHLMC, 7.50%, 4/01/10-1/01/27 .................................................       85,892      91,182
 FHLMC, 7.65%, 1/01/28 .........................................................    1,245,686   1,323,574
 FHLMC, 7.804%, 4/01/30 ........................................................   10,636,923  11,195,183
aFHLMC, 8.00%, 4/01/08-3/01/28 .................................................    1,444,602   1,544,737
 FHLMC, 8.50%, 2/01/17-12/01/24 ................................................    1,892,079   2,040,173
 FHLMC, 9.00%, 7/01/08-6/01/16 .................................................       23,685      25,725
 FHLMC, 9.125%, 9/01/17 ........................................................        5,240       5,776
 FHLMC, 9.25%, 12/01/08-8/01/14 ................................................      424,806     452,102
 FHLMC, 9.50%, 12/01/16-12/01/22 ...............................................    5,207,337   5,783,586
                                                                                              -----------
                                                                                               46,689,251
                                                                                              -----------
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - ADJUSTABLE RATE 1.9%
 FHLMC, ARM, 4.94%, 5/01/20 ....................................................    1,023,049   1,046,504
 FHLMC, ARM, 4.993%, 11/01/25 ..................................................      306,927     316,399
 FHLMC, ARM, 5.00%, 4/01/18 ....................................................      857,527     884,594
 FHLMC, ARM, 5.038%, 5/01/22 ...................................................      490,569     506,151
 FHLMC, ARM, 5.08%, 11/01/16 ...................................................       943102     962,326
 FHLMC, ARM, 5.237%, 7/01/22 ...................................................      819,279     842,022
 FHLMC, ARM, 5.32%, 3/01/19 ....................................................      592,990     608,917
aFHLMC, ARM, 5.697%, 11/01/25 ..................................................    1,585,856   1,642,869
 FHLMC, ARM, 6.881%, 11/01/19 ..................................................      873,007     933,196
                                                                                              -----------
                                                                                                7,742,978
                                                                                              -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 48.9%
 FNMA, 3.358%, 1/01/17 .........................................................    1,462,609   1,497,328
 FNMA, 4.401%, 12/01/22 ........................................................      874,034     892,715
 FNMA, 4.686%, 8/01/29 .........................................................      784,399     810,061
 FNMA, 4.70%, 10/01/29 .........................................................      760,223     787,522
 FNMA, 4.718%, 7/01/27 .........................................................      703,543     723,056
 FNMA, 4.765%, 7/01/17 .........................................................      494,446     498,611
 FNMA, 4.79%, 7/01/19 ..........................................................      267,785     276,942
 FNMA, 4.83%, 5/01/25 ..........................................................      271,809     280,897
 FNMA, 5.22%, 7/01/14 ..........................................................    1,267,988   1,301,429
 FNMA, 5.357%, 4/01/27 .........................................................    1,026,601   1,055,819
aFNMA, 5.50%, 5/01/14-12/01/16 .................................................   15,683,936  16,169,655
 FNMA, 5.546%, 10/01/24 ........................................................    1,435,025   1,489,312
 FNMA, 6.00%, 3/01/11-9/01/32 ..................................................   53,428,817  55,207,810
 FNMA, 6.25%, 9/01/18 ..........................................................      342,354     348,211
 FNMA, 6.50%, 9/01/08-8/01/32 ..................................................   60,471,563  62,776,014


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (CONT.)

                                                                                    PRINCIPAL
                                                                                       AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
 FNMA, 6.505%, 6/01/17 .........................................................   $  576,378  $  597,810
 FNMA, 6.554%, 5/01/21 .........................................................    1,434,068   1,487,911
 FNMA, 6.565%, 5/01/28 .........................................................    2,603,319   2,689,497
 FNMA, 6.584%, 8/01/29 .........................................................    1,084,576   1,140,803
 FNMA, 6.749%, 8/01/26 .........................................................    2,071,233   2,176,915
aFNMA, 7.00%, 7/01/09-9/01/32 ..................................................   28,195,575  29,457,015
 FNMA, 7.441%, 9/01/32 .........................................................    5,200,140   5,503,393
 FNMA, 7.50%, 7/01/09-5/01/32 ..................................................    5,775,391   6,109,108
 FNMA, 7.57%, 7/01/26 ..........................................................      266,680     280,653
 FNMA, 7.683%, 4/01/18 .........................................................      541,809     570,206
 FNMA, 8.00%, 7/01/16-7/01/31 ..................................................      731,014     783,209
 FNMA, 8.50%, 7/01/24-4/01/30 ..................................................       99,421     106,831
 FNMA, 9.00%, 2/01/11-1/01/25 ..................................................    2,078,701   2,294,958
 FNMA, 9.50%, 9/01/21-6/01/28 ..................................................    1,186,689   1,303,422
 FNMA, 10.00%, 8/01/15-9/01/20 .................................................      483,176     555,781
                                                                                              -----------
                                                                                              199,172,894
                                                                                              -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - ADJUSTABLE RATE 2.3%
 FNMA, ARM, 4.914%, 4/01/21 ....................................................      517,192     530,563
 FNMA, ARM, 4.994%, 8/01/27 ....................................................      429,276     442,618
 FNMA, ARM, 5.00%, 4/01/18 .....................................................      173,252     176,855
aFNMA, ARM, 5.279%, 9/01/19 ....................................................    5,847,036   6,072,695
 FNMA, ARM, 5.501%, 6/01/25 ....................................................      400,764     412,779
 FNMA, ARM, 5.824%, 7/01/25 ....................................................      435,858     450,198
 FNMA, ARM, 6.986%, 12/01/24 ...................................................      380,909     399,398
 FNMA, ARM, 8.73%, 6/01/30 .....................................................      962,473   1,022,840
                                                                                              -----------
                                                                                                9,507,946
                                                                                              -----------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, 11.5%
aGNMA, 6.00%, 10/01/31 .........................................................    4,973,508   5,150,689
 GNMA, 6.50%, 1/15/24-5/15/32 ..................................................   14,646,869  15,296,521
 GNMA, 7.00%, 4/15/14-3/15/32 ..................................................    9,473,028   9,975,388
 GNMA, 7.50%, 6/20/17-10/15/29 .................................................    2,814,289   2,995,427
 GNMA, 8.00%, 6/15/04-1/15/28 ..................................................    3,863,820   4,193,419
 GNMA, 8.25%, 6/15/04-3/15/21 ..................................................    1,248,950   1,352,873
 GNMA, 8.50%, 6/15/16-4/15/23 ..................................................    3,842,613   4,223,051
aGNMA, 9.00%, 11/15/04-3/20/25 .................................................      827,918     906,504
 GNMA, 9.50%, 10/15/20 .........................................................       26,960      30,435
 GNMA, 10.00%, 10/15/17-10/15/18 ...............................................       65,770      75,593
 GNMA, 10.50%, 1/15/16 .........................................................        1,391       1,619
 GNMA II, 6.50%, 1/20/26 .......................................................    1,256,277   1,309,351
 GNMA II, 7.50%, 11/20/22-1/20/23 ..............................................    1,055,154   1,123,913
 GNMA II, 8.00%, 8/20/26 .......................................................        4,248       4,564
 GNMA II, 9.00%, 9/20/24-11/20/24 ..............................................       33,191      36,759
 GNMA II, 10.50%, 6/20/20 ......................................................          478         556
                                                                                              -----------
                                                                                               46,676,662
                                                                                              -----------

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (CONT.)

                                                                                    PRINCIPAL
                                                                                       AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - ADJUSTABLE RATE, SF, .1%
 GNMA, ARM, 5.75%, 7/20/27 .....................................................   $  220,267  $  226,979
 GNMA, ARM, 6.625%, 11/20/25 ...................................................      154,763     160,043
                                                                                              -----------
                                                                                                  387,022
                                                                                              -----------
 HOME EQUITY ASSET-BACKED SECURITIES 12.5%
aAames Mortgage Trust, 2, A3F, 7.04%, 9/25/24 ..................................      969,603     982,161
 Advanta Mortgage Loan Trust, 2, A2, 7.61%, 3/25/15 ............................      906,618     908,976
 AFC Home Equity Loan Trust, 6.40%, 5/25/25 ....................................    2,520,844   2,519,244
 Ameriquest Mortgage Securities Co., AQ1, M1, 6.863%, 5/20/32 ..................    6,000,000   6,465,285
 Centex Home Equity Loan Trust, B, A1, 4.93%, 11/25/16 .........................      829,090     829,167
 Chase Funding Mortgage Loan, Asset-Backed, 2, IA3, 5.98%, 4/25/22 .............      443,925     447,466
 Contimortgage Home Equity Loan Trust,
    2, A5, 6.28%, 9/15/16 ......................................................      422,028     423,327
    3, A6, 7.68%, 12/25/29 .....................................................      820,000     885,811
 Countrywide Asset-backed Certificates,
    AF2, 8.21%, 8/25/25 ........................................................    5,176,235   5,186,306
    HLV1, A3, 6.664%, 8/10/17 ..................................................    2,432,106   2,432,793
 Empire Funding Home Loan Trust,
    1, A4, 6.64%, 12/25/12 .....................................................      394,988     398,037
    3, A6, 7.43%, 4/25/23 ......................................................    1,387,953   1,391,018
 IMC Home Equity Loan Trust, 7, A5, 6.76%, 10/20/20 ............................    2,277,937   2,288,955
 Indymac Home Equity Loan,
    B, AF2, 5.24%, 3/25/24 .....................................................    2,100,000   2,123,495
    B, AF3, 5.692%, 3/25/27 ....................................................    5,046,098   5,052,365
    C, AF3, 7.24%, 9/25/25 .....................................................    3,269,044   3,277,755
 Residential Asset Mortgage Products, Inc., 2001-RS1, 5.82%, 12/25/22 ..........      528,597     529,641
 Residential Asset Securities Corp., KS2, AI2, 5.345%, 10/25/20 ................    4,000,000   4,031,936
 Residential Funding Mortgage,
    5.94%, 1/25/16 .............................................................        9,266       9,261
    HI2, AI2, 5.34%, 12/25/11 ..................................................    1,898,551   1,899,504
    HI3, AI2, 5.33%, 5/25/12 ...................................................    1,249,080   1,254,265
    HI4, A5, 7.35%, 7/25/15 ....................................................      735,491     737,567
    HS1, A4, 6.40%, 1/25/16 ....................................................    3,000,000   3,021,748
 Saxon Asset Security Trust,
    AF3, 7.755%, 10/25/20 ......................................................    1,024,356   1,030,589
    5.564%, 8/25/16 ............................................................    2,300,000   2,377,155
 UCFC Home Equity Loan, B, A4, 6.94%, 12/15/23 .................................      618,056     621,255
                                                                                              -----------
                                                                                               51,125,082
                                                                                              -----------
 MISCELLANEOUS MORTGAGE-BACKED SECURITIES 3.1%
 Mortgage Capital Funding Inc., MC2, A2, 6.664%, 11/20/27 ......................    3,500,000   3,937,119
 Prudential Home Mortgage Securities, ARM, 7.71%, 7/25/18 ......................      256,990     258,946
 Salomon Brothers Mortgage Securities VII, 2001-C1, A3, 6.428%, 12/18/35 .......    7,550,000   8,509,575
 Vanderbilt Mortgage Finance, 6.75%, 10/07/28 ..................................      100,000     102,215
                                                                                              -----------
                                                                                               12,807,855
                                                                                              -----------
 TOTAL LONG TERM INVESTMENTS (COST $366,839,586) ...............................              374,109,690
                                                                                              -----------

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (CONT.)

                                                                                            SHARES        VALUE
----------------------------------------------------------------------------------------------------------------
 SHORT TERM INVESTMENTS 5.0%

bFranklin Institutional Fiduciary Trust Money Market Portfolio (COST $20,280,423).... 20,280,423   $ 20,280,423
                                                                                                   -------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $387,120,009)                                 394,390,113


                                                                                        PRINCIPAL
                                                                                           AMOUNT
-                                                                                       ---------
cREPURCHASE AGREEMENT 12.5%
 Joint Repurchase Agreement, 1.869%, 10/01/02, (Maturity Value $50,898,557)
 (COST $50,895,915) ................................................................. $50,895,915  $ 50,895,915
  ABN Amro Inc. (Maturity Value $4,798,716)
  Bear Stearns & Co. Inc. (Maturity Value $4,798,716)
  Credit Suisse First Boston Corp. (Maturity Value $4,798,716)
  Deutsche Bank Securities (Maturity Value $4,798,716)
  Dresdner Kleinwort Benson, North America LLC (Maturity Value $4,798,716)
  Goldman Sachs Co. (Maturity Value $4,798,716)
  Greenwich Capital Markets Inc. (Maturity Value $4,798,716)
  Lehman Brothers Inc. (Maturity Value $2,911,397)
  Morgan Stanley & Co. Inc. (Maturity Value $4,798,716)
  Paribas Corp. (Maturity Value $4,798,716)
  UBS Warburg LLC (Maturity Value $4,798,716)
   Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S. Government Agency Securities
 TOTAL INVESTMENTS (COST $438,015,924) ..............................................               445,286,028
 OTHER ASSETS, LESS LIABILITIES (9.2)% ..............................................               (37,584,845)
                                                                                                   -------------
 NET ASSETS 100.0%                                                                                 $407,701,183
                                                                                                   =============


 PORTFOLIO ABBREVIATIONS:
 ARM - Adjustable Rate Mortgage
 SF  - Single Family



a Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.
b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.
c See Note 1(b) regarding joint repurchase agreement.

                                              See notes to financial statements.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002

Assets:
 Investments in securities:
  Cost .................................................................................     $387,120,009
                                                                                             =============
  Value ................................................................................      394,390,113
 Repurchase agreements, at value and cost ..............................................       50,895,915
 Receivables:
  Investment securities sold ...........................................................          336,235
  Capital shares sold ..................................................................        2,945,322
  Interest .............................................................................        1,900,711
                                                                                             -------------
      Total assets .....................................................................      450,468,296
                                                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased ......................................................       40,781,447
  Capital shares redeemed ..............................................................        1,361,255
  Affiliates ...........................................................................          149,693
  Shareholders .........................................................................           43,049
 Distributions to shareholders .........................................................          353,330
 Other liabilities .....................................................................           78,339
                                                                                             -------------
      Total liabilities ................................................................       42,767,113
                                                                                             -------------
       Net assets, at value ............................................................     $407,701,183
                                                                                             =============
 Net assets consist of:
  Undistributed net investment income ...................................................   $    (260,494)
  Net unrealized appreciation ...........................................................       7,270,104
  Accumulated net realized gain .........................................................       2,624,160
  Capital shares ........................................................................     398,067,413
                                                                                            --------------
       Net assets, at value ............................................................     $407,701,183
                                                                                            ==============
 Net asset value per share* ($407,701,183 / 39,370,116 shares outstanding) .............           $10.36
                                                                                            ==============
 Maximum offering price per share ($10.36 / 95.75%) ....................................           $10.82
                                                                                            ==============


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                                              See notes to financial statements.
12

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002

Investment income:
 Dividends ................................................................................     $  12,233
 Interest .................................................................................    14,448,584
                                                                                             -------------
      Total investment income .............................................................    14,460,817
                                                                                             -------------
Expenses:
 Management fees (Note 3) .................................................................     1,138,432
 Transfer agent fees (Note 3) .............................................................       278,335
 Custodian fees ...........................................................................         2,831
 Reports to shareholders ..................................................................        30,075
 Registration and filing fees .............................................................        74,644
 Professional fees ........................................................................        22,786
 Other ....................................................................................        16,548
                                                                                             -------------
      Total expenses ......................................................................     1,563,651
      Expenses waived/paid by affiliate (Note 3) ..........................................      (847,464)
                                                                                             -------------
       Net expenses .......................................................................       716,187
        Net investment income .............................................................    13,744,630
Realized and unrealized gains (losses):
 Net realized gain from investments .......................................................     5,715,234
 Net unrealized appreciation on investments ...............................................     3,699,755
                                                                                             -------------
Net realized and unrealized gain ..........................................................     9,414,989
                                                                                             -------------
Net increase in net assets resulting from operations ......................................   $23,159,619
                                                                                             =============



                                              See notes to financial statements.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2002 AND 2001

                                                                                       2002          2001
                                                                               ---------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................   $ 13,744,630   $ 5,885,747
  Net realized gain from investments .......................................      5,715,234     2,351,449
  Net unrealized appreciation on investments ...............................      3,699,755     3,513,238
                                                                               ---------------------------
      Net increase in net assets resulting from operations .................     23,159,619    11,750,434
 Distributions to shareholders from:
  Net investment income ....................................................    (16,591,328)   (6,598,962)
  Net realized gains .......................................................     (1,823,534)           --
                                                                               ---------------------------
 Total distributions to shareholders .......................................    (18,414,862)   (6,598,962)
 Capital share transactions (Note 2) .......................................    214,626,197   133,606,619
                                                                               ---------------------------
      Net increase in net assets ...........................................    219,370,954   138,758,091
Net assets:
 Beginning of year .........................................................    188,330,229    49,572,138
                                                                               ---------------------------
 End of year ...............................................................   $407,701,183  $188,330,229
Undistributed net investment income included in net assets:
 End of year ...............................................................   $   (260,494)    $ (74,227)
                                                                               ===========================

                                              See notes to financial statements.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund). The Fund seeks total return. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by the securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 2002, all repurchase agreements had been entered into on that date.

C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At September 30, 2002, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                      YEAR ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------
                                                               2002                          2001
                                                      -----------------------------------------------------
                                                         SHARES      AMOUNT           SHARES      AMOUNT

                                                      -----------------------------------------------------
Shares sold ......................................... 27,397,407  $279,603,949    15,009,722  $151,269,128
Shares issued in reinvestment of distributions ......  1,446,781    14,762,228       497,796     5,026,350
Shares redeemed ..................................... (7,806,806)  (79,739,980)   (2,250,559)  (22,688,859)
                                                      -----------------------------------------------------
Net increase ........................................ 21,037,382  $214,626,197    13,256,959  $133,606,619
                                                      =====================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities.

        ENTITY                                                         AFFILIATION
        -------------------------------------------------------------------------------------
        Franklin Templeton Services, LLC (FT Services)                 Administrative manager
        Franklin Advisers, Inc. (Advisers)                             Investment manager
        Franklin/Templeton Distributors, Inc. (Distributors)           Principal underwriter
        Franklin/Templeton Investor Services, LLC (Investor Services)  Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       -------------------------------------------------------------------------
          .40%    First $250 million
          .38%    Over $250 million, up to and including $500 million
          .36%    In excess of $500 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the year of $20,536 and $38,049, respectively.

The Fund paid transfer agent fees of $278,335, of which $159,368 was paid to Advisers.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At September 30, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

        Cost of Investments ................... $438,032,293
                                                =============
        Unrealized appreciation ...............    7,474,801
        Unrealized depreciation ...............     (221,066)
                                                =============
        Net unrealized appreciation ...........  $ 7,253,735
                                                -------------

        Undistributed ordinary income ......... $  2,988,280
        Undistributed long term capital gains .      261,122
                                                =============
        Distributable earnings ................ $  3,249,402
                                                -------------

The tax character of distributions paid during the year ended September 30, 2002, was as follows:

        Distributions paid from:
         Ordinary income ...................... $ 18,414,862
         Long-term capital gain ...............           --
                                                -------------
                                                  18,414,862
        Return of capital .....................           --
                                                -------------
                                                $ 18,414,862
                                                =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll transactions and paydown losses.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales, mortgage dollar roll transactions, and paydown losses.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2002 aggregated $424,493,271 and $243,346,192 respectively.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Mortgage Portfolio (the "Fund") at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 5, 2002

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $261,122 as a capital gain dividend for the fiscal year ended September 30, 2002.

BOARD MEMBERS AND OFFICERS
The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board members will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS                                                        NUMBER OF
                                                                            PORTFOLIOS IN FUND
                                                           LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION                TIME SERVED       BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)          Trustee                 Since 1992           106               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
====================================================================================================================================
HARRIS J. ASHTON (70)              Trustee                 Since 1992           133               Director, Bar-S Foods
One Franklin Parkway San Mateo, CA                                                                (meat packing company).
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
====================================================================================================================================
S. JOSEPH FORTUNATO (70)           Trustee                 Since 1992           134               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
====================================================================================================================================
FRANK W.T. LAHAYE (73)             Trustee                 Since 1992           106               Director, The California Center
One Franklin Parkway                                                                              for Land Recycling
San Mateo, CA 94403-1906                                                                          (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).
====================================================================================================================================
GORDON S. MACKLIN (74)             Trustee                 Since 1998           133               Director, White Mountains
One Franklin Parkway                                                                              Insurance Group, Ltd.(holding
San Mateo, CA 94403-1906                                                                          company); Martek Biosciences
                                                                                                  Corporation; WorldCom, Inc.
                                                                                                  (communications services);
                                                                                                  MedImmune, Inc. (biotechnology);
                                                                                                  Overstock.com (Internet services);
                                                                                                  and Spacehab, Inc. (aerospace
                                                                                                  services).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
====================================================================================================================================


INTERESTED BOARD MEMBERS                                                        NUMBER OF
                                                                            PORTFOLIOS IN FUND
                                                           LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION                TIME SERVED       BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (57)             Trustee and Vice        Trustee since 1993   34                None
One Franklin Parkway               President               and Vice President
San Mateo, CA 94403-1906                                   since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and
officer of 48 of the investment companies in Franklin Templeton Investments.
====================================================================================================================================
**CHARLES B. JOHNSON (69)          Trustee and Chairman    Trustee since 1992   133               None
One Franklin Parkway               of the Board            and Chairman of the
San Mateo, CA 94403-1906                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 31 of the investment companies in Franklin Templeton Investments.
====================================================================================================================================
**RUPERT H. JOHNSON, JR. (62)      Trustee, President and  Trustee since 1992,  116               None
One Franklin Parkway               and Chief Executive     President since 1993
San Mateo, CA 94403-1906           Officer-Investment      and Chief Executive
                                   Management              Officer-Investment
                                                           Management since
                                                           October 2002
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advi sory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
====================================================================================================================================
MARTIN L. FLANAGAN (42)            Vice President          Since 1995           Not Applicable    None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
====================================================================================================================================



INTERESTED BOARD MEMBERS                                                        NUMBER OF
                                                                            PORTFOLIOS IN FUND
                                                           LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION                TIME SERVED       BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)              Senior Vice President   Since October 2002   Not Applicable    None
500 East Broward Blvd.             and Chief Executive
Suite 2100                         Officer-Finance and
Fort Lauderdale, FL 33394-3091     Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC, and officer of some of the investment companies in Franklin Templeton Investments.
====================================================================================================================================
DAVID P. GOSS (55)                 Vice President          Since 2000           Not Applicable     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
====================================================================================================================================
BARBARA J. GREEN (54)              Vice President          Since 2000           Not Applicable    None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
====================================================================================================================================
MICHAEL O. MAGDOL (65)             Vice President - AML    Since May 2002       Not Applicable    Director, FTI Banque, Arch
600 5th Avenue                     Compliance                                                     Chemicals, Inc. and Lingnan
Rockefeller Center                                                                                Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 38 of the investment companies in Franklin
Templeton Investments.
====================================================================================================================================
KIMBERLEY MONASTERIO (38)          Treasurer and Chief     Treasurer            Not Applicable    None
One Franklin Parkway               Financial Officer       since 2000 and Chief
San Mateo, CA 94403-1906                                   Financial Officer
                                                           since September 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
====================================================================================================================================





                                                                                 NUMBER OF
                                                                            PORTFOLIOS IN FUND
                                                           LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION                TIME SERVED       BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)             Vice President and      Since 2000           Not Applicable    None
One Franklin Parkway               Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
====================================================================================================================================

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

------------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
------------------------------------------------------------------------------------------------------------------------------------

                                             This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)

TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME6
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

09/02

[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA email? ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR eDelivery AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

ANNUAL REPORT
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin StrategicMortgage Portfolio prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


157 A2002 11/02 [GRAPHIC OMITTED] Printed on recycled paper